Share-based payments - Restricted Stock Units expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Cost of Sales	€ 221	€ 147	€ 199	€ 147
Research and development expenses	452	609	659	761
Selling and distribution expenses	89	112	119	153
General and administrative expenses	€ 320	€ 1,891	€ 537	€ 3,221